Other Operating Gains (Losses), Net (Details) $ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	May 20, 2020 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Other Operating Gains (Losses), Net (Details) [Line Items]
Other operating loss				$ 145	$ 116
Operating expenses		$ 108,500	$ 84.8
Other operating expenses			$ 42.9
Phase 1 [Member]
Other Operating Gains (Losses), Net (Details) [Line Items]
Other operating loss	$ 84.8
Phase 2 [Member]
Other Operating Gains (Losses), Net (Details) [Line Items]
Other operating loss	259.6
C-Band Clearing Program [Member]
Other Operating Gains (Losses), Net (Details) [Line Items]
Other operating loss	$ 344.4